CHANGES IN OPERATING WORKING CAPITAL	12 Months Ended
Dec. 31, 2015
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL

year ended December 31	2015	2014	2013
(millions of Canadian $)

Increase in Accounts receivable	(20)	(205)	(60)
Increase in Inventories	(3)	(27)	(30)
(Increase)/decrease in Other current assets	(268)	(386)	40
(Decrease)/increase in Accounts payable and other	(159)	393	(291)
Increase in Accrued interest	91	36	7
Increase in Operating Working Capital	(359)	(189)	(334)